Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,773,428	$ 7,032,519
Restricted cash	1,500,224	34,728
Accounts receivable, net	5,909,695	9,961,343
Inventories	6,851,249	6,227,456
Advances to suppliers and other	1,924,465	4,716,491
Prepaid expenses
Loan receivable		168,184
Other receivables	131,476	95,007
Total current assets	22,091,502	28,235,728
Property, plant and equipment, net	1,803,058	1,662,155
Intangible assets, net	7,765	8,814
Right-of-use assets	7,047,686	7,665,013
Deferred tax assets	31,855	33,490
Other non-current assets	3,778,633
TOTAL ASSETS	34,760,499	37,605,200
Current liabilities:
Short-term borrowings	4,964,627	6,227,165
Accounts payable	3,976,010	4,729,174
Accrued expenses and other current liabilities	462,448	790,608
Advances from customers	364,844	711,013
Long-term loans – current portion	4,429,524	4,349,591
Tax payable	740,445	844,925
Total current liabilities	15,157,445	18,043,626
Non-current liabilities:
Long-term loans	442,958	217,523
TOTAL LIABILITIES	15,600,403	18,261,149
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Additional paid-in capital	10,645,122	10,645,122
Statutory reserve	916,912	916,912
Retained earnings	8,639,931	8,164,759
Accumulated other comprehensive (loss) income	(1,043,069)	(383,942)
Total Shareholders’ equity	19,160,096	19,344,051
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	34,760,499	37,605,200
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	1,100	1,100
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	100	100
Related Party
Current assets:
Due from related parties	965
Current liabilities:
Due to related parties	$ 219,547	$ 391,151